Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (25,547)	$ (10,181)	$ (14,027)	$ (13,880)	$ (13,157)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation expense	910	252	395	121	80
Non-cash interest expense	36			97
Depreciation expense	10	8	12	11	4
Unrealized foreign currency transaction losses	31	169	250
(Gain) loss on disposal of property and equipment					(2)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(997)	160	165	(269)	(61)
Tax incentive receivable	368	(1,230)	(1,237)	(630)
Accounts payable	(416)	122	237	727	(43)
Accrued expenses	9,078	(171)	(799)	234	905
Net cash used in operating activities	(16,527)	(10,871)	(15,004)	(13,589)	(12,274)
Cash flows from investing activities:
Purchases of property and equipment	(42)	(9)	(17)	(2)	(35)
Proceeds from sales of property and equipment					2
Deposits for leased property	(57)				(12)
Net cash used in investing activities	(99)	(9)	(17)	(2)	(45)
Cash flows from financing activities:
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	442	5,955	40,799	16,057	10,069
Issuance of convertible promissory notes, net of issuance costs	7,386			5,989
Payments of debt offering costs	(49)
Proceeds from exercise of common stock options				13
Proceeds from initial public offering costs, net of underwriting commissions and discounts	102,672
Payments of initial public offering costs	(2,312)	(165)	(196)
Net cash provided by financing activities	108,139	5,790	40,603	22,059	10,069
Net increase (decrease) in cash and cash equivalents	91,513	(5,090)	25,582	8,468	(2,250)
Cash and cash equivalents at beginning of period	35,517	9,935	9,935	1,467	3,717
Cash and cash equivalents at end of period	127,030	4,845	35,517	9,935	1,467
Supplemental disclosure of non-cash investing and financing activities:
Accretion of redeemable convertible preferred stock to redemption values	92	160	213	67	53
Deferred offering costs and deferred financing costs included in accounts payable and accrued expenses		14	547
Conversion of convertible promissory notes and accrued interest to shares of redeemable convertible preferred stock	104,331			6,086
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 480